Operating costs - Disclosure of Gross Profit and Operating Cost Explanatory (Details) € in Millions			12 Months Ended
		May 01, 2023 EUR (€)	Dec. 31, 2024 EUR (€) job	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of attribution of expenses by nature to their function [line items]
Turnover			€ 60,761	€ 59,604	€ 60,073
Cost of sales			(33,391)	(34,429)	(35,906)
Distribution costs			(3,469)	(3,549)	(3,787)
Production costs			(4,074)	(3,969)	(3,995)
Raw and packaging materials and goods purchased for resale			(24,069)	(25,084)	(26,360)
Other			(1,779)	(1,827)	(1,764)
Gross profit			27,370	25,175	24,167
Selling and administrative expenses			(16,191)	(15,244)	(14,484)
Brand and marketing investment			(9,410)	(8,546)	(7,821)
Overheads			(6,781)	(6,698)	(6,663)
Research and development			(987)	(949)	(908)
(Loss)/gain on disposal of group companies	[1]		(406)	489	2,335
Acquisition and disposal-related costs			(387)	(242)	(50)
Restructuring costs			(850)	(499)	(777)
Impairments			(133)	(1)	(221)
Other			(3)	80	(215)
Operating profit			9,400	9,758	10,755
Patent costs			27	29	28
Gain on disposal			€ (406)	489
Number of job impacted by new productivity programme | job			7,500
Blueair
Disclosure of attribution of expenses by nature to their function [line items]
Impairment loss recognised in profit or loss, goodwill			€ 127
Dollar Shave Club
Disclosure of attribution of expenses by nature to their function [line items]
Impairment loss recognised in profit or loss, goodwill					192
Yasso
Disclosure of attribution of expenses by nature to their function [line items]
Acquisition-related costs recognised as expense for transaction			39
Elida Beauty
Disclosure of attribution of expenses by nature to their function [line items]
Foreign currency translation reserve write-off			545
Suave
Disclosure of attribution of expenses by nature to their function [line items]
Gain on disposal		€ 497		497
Ekaterra
Disclosure of attribution of expenses by nature to their function [line items]
Gain on disposal					€ 2,303
Nutrafol
Disclosure of attribution of expenses by nature to their function [line items]
Loss on revaluation of minority interest liability			239	€ 104
Ice Cream
Disclosure of attribution of expenses by nature to their function [line items]
Disposal related costs recognised as expense for transaction			€ 54

[1]	2024 net loss arises from the disposals of our Russian business, Elida Beauty, Pureit, and Qinyuan. This net loss includes a foreign currency translation reserve write-off of €545 million.
2023 includes a gain of €497 million related to the disposal of Suave. 2022 includes a gain of €2,303 million related to the disposal of the global tea business.